Stock based compensation (Fair Value Assumptions) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of options exercised (less than $0.1 million in 2011)	$ 19.2	$ 25.0	$ 0.1
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value (in dollars per share)	$ 8.41	$ 6.81	$ 5.08
Expected life (in years)	6 years 3 months	6 years 3 months	6 years 3 months
Volatility	30.00%	36.00%	34.00%
Dividend yield	0.00%	0.00%	0.00%
Risk free interest rate	1.17%
Risk free interest rate, minimum		1.13%	1.19%
Risk free interest rate, maximum		1.22%	2.64%